Transfer of Financial Assets - Schedule of Transfer of Financial Assets Not Qualifying for Derecognition (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Securities lending, equity [member] | Financial liabilities at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Customer deposits	€ 3,985	€ 1,443
Securities lending, equity [member] | Financial assets at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	3,995	1,428
Securities lending, equity [member] | Investments [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	2	2
Sale and repurchase, equity [member] | Financial liabilities at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Customer deposits	2,148	4,635
Sale and repurchase, equity [member] | Financial assets at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	2,120	4,106
Sale and repurchase, debt [member] | Financial liabilities at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Customer deposits	2,599	4,280
Sale and repurchase, debt [member] | Financial assets at fair value through profit or loss [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	6,864	8,965
Sale and repurchase, debt [member] | Investments [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss	€ 621	1,427
Sale and repurchase, debt [member] | Loans and advances to customers [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Financial assets at fair value through profit or loss		€ 25